Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Inventory

7.      Inventory

The Company’s inventory as of June 30, 2023 included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal with a total carrying amount of $1,280,073 (December 31, 2022 — $1,057,240). During the six months ended June 30, 2023, inventories with a cost of $467,285 were recorded as cost of sales (2022 — $nil).

During the six months ended June 30, 2023, the Company assessed the fair value of its biological assets and inventory and recognized a total of $108,239 (2022 — $33,078) as a gain on change in fair value of biological assets in the consolidated statements of loss and comprehensive loss.

Biological assets

Set out below is a reconciliation of the Company’s biological assets as at June 30, 2023 and December 31, 2022:

As at,	June 30, 2023	December 31, 2022
Balance, beginning of the period	$809,180	$—
Acquisition (note 4)	—	200,457
Gain (loss) on change in fair value of biological assets	(562,045)	580,411
Movement in exchange rate	10,009	28,312
Balance, end of the period	$257,144	$809,180

Biological assets at June 30, 2023 consisted of approximately 7,821 cannabis plants which are expected to yield approximately 225 kilograms of medical cannabis when harvested in September 2023.

Biological assets at December 31, 2022 consisted of approximately 32,337 cannabis plants which are expected to yield approximately 1,068 kilograms of medical cannabis when harvested in March 2023.

7.      Inventory

The Company’s inventory as of December 31, 2022 included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal with a total carrying amount of $1,057,240 (2021 — $nil). During the year ended December 31, 2022, inventories with a cost of $566,252 were recorded as cost of sales (2021 — $43,022).

During the year ended December 31, 2022, the Company assessed the fair value of its biological assets and inventory and recognized a total of $1,216,129 (2021 — $nil) as a gain on change in fair value of biological assets in the consolidated statements of loss and comprehensive loss.

Biological assets

Set out below is a reconciliation of the Company’s biological assets as at December 31, 2022 and 2021:

For the years ended December 31,	2022	2021
Balance, beginning of the year	$—	$—
Requisition of raw materials from inventory	—	202,900
Capitalized costs	—	490,672
Acquisition (note 4)	200,457	—
Gain (loss) on change in fair value of biological assets	580,411	(693,572)
Movement in exchange rate	28,312	—
	$809,180	$—

Biological assets at December 31, 2022 consisted of approximately 32,337 cannabis plants which are expected to yield approximately 1,068 kilograms of medical cannabis when harvested in March 2023.

Biological assets at December 31, 2021 consisted of approximately 49,269 cannabis plants which are expected to yield approximately 492.69 kilograms of medical cannabis when harvested in April 2022. Additionally, biological assets at December 31, 2021 includes 156,073 cannabis seeds. The fair value of biological assets has been assessed as nil at December 31, 2021 due to the fact that the current harvest is the Company’s first commercial harvest. The Company has not yet historically made any material sales of medical cannabis and furthermore, the Company does not yet have a buyer for the expected harvest.

5.      Inventory

The Company’s inventory included cannabis based products for medical use in the UK and cannabis seeds in Lesotho. The stock held in the UK had to be destroyed as they went out of date and therefore do not carry any value as at December 31, 2021 (2020 — $611). The majority of the stock of cannabis seeds held in Lesotho were transferred to biological assets during the year. During he year ended December 31, 2021, the Company wrote-off inventories of $19,563, as a loss on change in fair value of biological assets related to seeds that were unusable (2020 — nil, 2019 — nil), which is presented in the Statement of Operations. The Company did not record any inventory as expense during the year ended December 31, 2021 (2020 — nil, 2019 — nil).

Biological assets

Set out below is a reconciliation of the Company’s biological assets as at December 31, 2021 and as at December 31, 2020:

For the period ended December 31	2021	2020
Balance, beginning of the period	$—	$—
Requisition of raw materials from inventory	202,900	—
Capitalized costs	490,672	—
Loss on change in fair value of biological assets	(693,572)	—
	$—	$—

Biological assets at December 31, 2021 consisted of approximately 49,269 cannabis plants which are expected to yield approximately 492.69 kilograms of medical cannabis when harvested in April 2022. Additionally, biological assets at December 31, 2021 includes 156,073 cannabis seeds. The fair value of biological assets has been assessed as nil at December 31, 2021 due to the fact that the current harvest is the Company’s first commercial harvest, the Company has not yet historically made any material sales of medical cannabis and, furthermore, the Company does not yet have a buyer for the expected harvest.